Stockholders' Equity (Details) - USD ($)																					1 Months Ended	12 Months Ended
		Feb. 20, 2025	Jan. 30, 2025	Dec. 11, 2024	Sep. 30, 2024	Sep. 05, 2024	Aug. 19, 2024	Aug. 12, 2024	Aug. 01, 2024	Jul. 30, 2024	Jul. 26, 2024	Jul. 22, 2024	Jul. 12, 2024	Apr. 01, 2024	Feb. 14, 2024	Jan. 31, 2024	Jan. 29, 2024	Jul. 14, 2023	Jul. 11, 2023	Mar. 31, 2022	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 24, 2025	Feb. 05, 2025	Jan. 29, 2025	Jan. 20, 2025	Jan. 08, 2025	Dec. 10, 2024	Oct. 01, 2024	Sep. 04, 2024	Apr. 09, 2024	Feb. 01, 2024	Dec. 28, 2023	Jul. 31, 2023	Jul. 25, 2023	Mar. 31, 2023	Jan. 31, 2023
Stockholders’ Equity [Line Items]
Common stock shares authorized	[1]																					150,000,000	150,000,000
Common stock par value (in Dollars per share)	[1]																					$ 0.0001	$ 0.0001
Common stock, shares issued	[1]																					566,908	96,847
Common stock outstanding	[1]																					566,908	96,847
Reverse stock split							1:5	1:12		1:5
Reverse stock split, shares							93,563
Shares converted																				18,473		1,333
Restricted shares of common stock																			668
Sale of stock price per share (in Dollars per share)															$ 22.5
Common stock upon conversion																		28,460
Exercise of warrants															1							43,479
Pre-funded warrants																						2,498
Additional common share															1
Exercise price (in Dollars per share)																						$ 349.8
Net proceeds (in Dollars)																$ 1,900,000
Other offering expenses (in Dollars)																$ 510,000
Agreed to return shares														2,000
Common stock aggregate offering price (in Dollars)													$ 1,253,603
ATM Offering									135,568
Gross proceeds (in Dollars)									$ 1,994,583
IPO price percentage																						110.00%
Deducting placement agent fees (in Dollars)						$ 3,414,502																$ 3,414,502
Exercise price (in Dollars per share)					$ 0.005
Cash proceeds (in Dollars)																							$ 1,131,771
Cash proceeds (in Dollars)																						$ 10,963
Dividends percentage																						6.00%
Dividends preferred stock (in Dollars)																						$ 704,015
Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																			3,075
Number of shares																	1
Number of warrant exercisable																	1
Exercise price of warrants (in Dollars per share)																						$ 0.6
Exercise of warrants																						15,650
Exercise price (in Dollars per share)					$ 194,511
Non-tradeable warrants [Member]
Stockholders’ Equity [Line Items]
Warrant shares																																			1,000
Tradeable warrants [Member]
Stockholders’ Equity [Line Items]
Warrant shares																																			1,550
Exercise of warrants																							1,550
Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Warrant shares																	16,652
Warrant offering price (in Dollars per share)																	$ 22.5
Number of shares																	1
Number of warrant exercisable																	1
Exercise price of warrants (in Dollars per share)																$ 22.5															$ 6.895
Exercise of warrants																16,652						385,200
Outstanding value (in Dollars)																						$ 0
January 2024 Pre-Funded Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)																$ 0.6
Aggregate proceeds (in Dollars)																$ 9,990
January 2024 Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)															$ 0.6	$ 25.41
September 2024 Pre-Funded Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants				56,600																	45,800								50,800	41,311
Series A and Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)																	$ 6.9
Bridge warrants [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants																							525
Non Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants																							1,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued				56,600																	45,800								50,800	41,311		8,326	8,326			760
Additional shares of common stock							18,710
Reverse stock split, shares	[2]																					18,710
Shares converted		1									6,667	8,000
Common stock upon conversion	[2]																						28,460
Number of shares																	1
Exercise of warrants																																8,326	8,326
Purchase of common stock	[2]																						23,585
Aggregate proceeds (in Dollars)																					$ 436
Cash proceeds (in Dollars)				$ 537
Share issued	[2]																					87,683
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Number of shares																	1
Exercise of warrants																															579,711
Bridge warrants [Member]
Stockholders’ Equity [Line Items]
Warrant shares																																			525
Exercise of warrants																						3,870
Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																										88,800	15,809	296,400
Reverse stock split		1:5
Sale of stock price per share (in Dollars per share)																									$ 3.575
Exercise of warrants																										88,800		296,400
Deducting placement agent fees (in Dollars)			$ 804,346
Subsequent Event [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)																									$ 2.95
Stephen Toovey [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock																			167
Charles Allen [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock																			167
Paul Field [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock																			167
Cheryl Xu [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock																			167
IPO [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																		23,585				5,071
Sale of stock price per share (in Dollars per share)																		$ 318
Net proceeds (in Dollars)																		$ 6,454,325
Share issued																		23,585				2,537
IPO [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Sale of stock price per share (in Dollars per share)																								$ 300
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Shares warrants																13,637
Share issued																						3,538
Xu Yu [Member]
Stockholders’ Equity [Line Items]
Common stock upon conversion																		3,583
Convertible Knight Loan [Member]
Stockholders’ Equity [Line Items]
Common stock upon conversion																		18,473
January 2024 Offering [Member]
Stockholders’ Equity [Line Items]
Sale of stock price per share (in Dollars per share)																	$ 23.1
Units issued																	87,682
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding										21,219,937
Maximum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding		7,364,554
Maximum [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding		1,472,891
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding										1,768,337
Minimum [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding		1,472,891
Minimum [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Common stock outstanding		7,364,554
Red Chip [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																		176
Deferred equity compensation valued amount (in Dollars)																																		$ 40,000
WallachBeth Capital LLC [Member] | January 2024 Representative Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																						$ 25.41
Tyrone Miller [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																					3,203	3,203
Geoffrey S. Dow [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																					20,983	20,983
Vendors [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																					24,053	24,053
Related Party [Member]
Stockholders’ Equity [Line Items]
Shares issued to the holders																		6,404
BioIntelect [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																		488
Deferred equity compensation valued amount (in Dollars)																		$ 155,000
WallachBeth Capital LLC [Member]
Stockholders’ Equity [Line Items]
Purchase of granted shares																						13,153
Purchased share price (in Dollars per share)																						$ 23.1
WallachBeth Capital LLC [Member] | Common Stock [Member] | January 2024 Representative Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of common stock																						6,260
HC Wainwright Co LLC [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																						$ 8.63
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized																						1,000,000	1,000,000
Preferred stock shares, par value (in Dollars per share)																						$ 0.0001	$ 0.0001
Preferred stock shares outstanding																						76,480	78,803
Preferred stock shares issued																						76,480	78,803
Reverse stock split																						as adjusted for the 1:12 Reverse Stock Split after August 12, 2024 and the 1:5 Reverse Stock Split after February 24, 2025
Shares converted																				80,965
Converted preferred Stock																						2,323	2,162													2,162
Converted shares											1,032	1,291
Preferred stock converted shares (in Dollars per share)																				$ 80,965
Dividends percentage																						19.90%
Accrued dividends (in Dollars)																						$ 483,301	$ 220,714
Common stock conversion price per share (in Dollars per share)																						$ 100
Series A Non-Voting Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares																						80,965
Bridge warrants [Member] | IPO [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)																						$ 286.2
Exercise of warrants																						1,333
Bridge warrants [Member] | IPO [Member] | Common Stock Warrant [Member]
Stockholders’ Equity [Line Items]
IPO price percentage																						90.00%
Series A warrants [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants																															579,711
Series B Warrants [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants																															579,711
Pre-Funded Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants					579,711
Convertible Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																						14,667	760
Convertible Common Stock [Member] | Forecast [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued		1
Common stock outstanding		1

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.
[2]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024 and the 1:5 reverse stock split on February 24, 2025.